Note 5 - Fair Value Measurements 1 (Details Textual) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Goodwill	$ 0	$ 0	$ 0	$ 3,058